PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2018
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
PERSONNEL EXPENSES
7.	PERSONNEL EXPENSES

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Wages and salaries	26,475	26,316	25,901
Social welfare costs	2,585	2,424	2,542
Pension costs	490	459	552
Share-based payments	1,369	928	1,414
Restructuring costs	-	-	1,276

	30,919	30,127	31,685

Personnel expenses are shown net of capitalisations. Total personnel expenses, inclusive of amounts capitalised for wages and salaries, social welfare costs and pension costs, for the year ended December 31, 2018 amounted to US$38,002,000 (2017: US$37,351,000) (2016: US$40,980,000). Total share based payments, inclusive of amounts capitalised in the balance sheet, amounted to US$1,607,000 for the year ended December 31, 2018 (2017: US$1,109,000) (2016: US$1,633,000). See Note 21 for further details.

There were no restructuring costs incurred for the years ended December 31, 2018 and December 31, 2017. Restructuring costs for the year ended December 31, 2016 were US$1,276,000 and related to Swedish operations.

The average number of persons employed by the Group in the financial year was 575 (2017: 556) (2016: 582) and is analysed into the following categories:

	December 31, 2018	December 31, 2017	December 31, 2016
Research and development	59	60	73
Administration and sales	163	162	161
Manufacturing and quality	353	334	348

	575	556	582